Debt Obligations Debt Obligations (Future Maturities of Long-Term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 30,661	$ 23,199
Excluding unamortized premiums and fair value adjustments [Member]
Debt Instrument [Line Items]
2015	1,050
2016	314
2017	1,228
2018	2,095
2019	5,662
Thereafter	20,029
Long-term Debt	$ 30,378